Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Customer	Jun. 30, 2020 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	4
Revenue	$ 611,175	$ 465,747
Adjusted EBITDA	396,642	$ 372,557
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		3
Revenue	471,624	$ 344,674
Adjusted EBITDA	293,621	$ 274,761
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		1
Revenue	58,505	$ 52,032
Adjusted EBITDA	45,344	45,877
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	53,589	53,395
Adjusted EBITDA	42,522	43,216
Water [Member]
Financial information by segment [Abstract]
Revenue	27,457	15,646
Adjusted EBITDA	15,155	8,703
North America [Member]
Financial information by segment [Abstract]
Revenue	178,801	157,932
Adjusted EBITDA	131,575	139,273
South America [Member]
Financial information by segment [Abstract]
Revenue	78,351	75,029
Adjusted EBITDA	60,222	59,803
EMEA [Member]
Financial information by segment [Abstract]
Revenue	354,023	232,786
Adjusted EBITDA	$ 204,845	$ 173,481